Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,624,004
Little Co. of Mary Hospital of Indiana, Inc., 1.973%, 11/1/25	325	321,239
Total Corporate Bonds (identified cost $3,825,000)		$ 3,945,243

Tax-Exempt Municipal Obligations — 92.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,073,674
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,005,078
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.95%, 12/1/54(1)	2,100	2,100,000
		$ 8,178,752
Education — 6.7%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.342%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	$2,000	$ 1,990,852
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	200	215,108
California Educational Facilities Authority, (Stanford University), 5.00% to 3/1/32 (Put Date), 3/1/55	4,000	4,509,675
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,805,416
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,761,734
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,617,660
5.00% to 5/13/32 (Put Date), 5/15/55	5,935	6,590,837
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,435,896
Purdue University, IN, 4.00%, 7/1/40	1,310	1,237,065
University of California, 5.00%, 5/15/38	3,090	3,375,680
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Massachusetts Building Authority, 5.25%, 11/1/47	$3,320	$ 3,356,366
University of Pittsburgh, PA, 4.00%, 9/15/44	3,185	2,863,694
		$ 33,759,983
Electric Utilities — 3.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,029,658
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	509,529
5.00%, 1/1/41	475	499,406
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.00%, 10/1/42(1)	3,000	3,000,000
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,092,769
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	4,942,142
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	4,600	4,610,842
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,385,914
		$ 19,070,260
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 377,187
		$ 377,187
General Obligations — 13.5%
Adams County School District No. 14, CO, 5.00%, 12/1/33	$1,000	$ 1,133,520
Bar Harbor, ME, 5.00%, 9/1/42	1,000	1,065,587
Bristol, VA, 5.00%, 9/1/27	1,915	1,921,079
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	3,750	3,632,573
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,027,445
5.00%, 12/1/30	2,690	2,730,719
5.00%, 12/1/42	2,000	1,878,165
5.25%, 12/1/36	1,000	1,032,547
Connecticut, 4.00%, 6/15/34	5,000	5,003,807
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,075,287
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,500	1,620,607
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	650	587,463

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 11/1/26	$5,000	$ 5,123,337
5.50%, 5/1/30	500	529,282
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/34	2,620	2,990,953
Maryland, 3.00%, 8/1/31	2,040	2,013,389
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,727
Monroe and St. Clair Counties Community Unit School District No. 4, IL, 5.50%, 7/1/40(3)	2,225	2,228,350
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,414,548
New Jersey, 2.00%, 6/1/27	4,000	3,910,326
New York, NY, 5.00%, 8/1/33	3,095	3,488,498
Oregon:
5.00%, 5/15/31	600	659,866
5.00%, 5/15/33	1,450	1,577,281
5.00%, 5/15/35	500	536,914
5.00%, 5/15/36	750	800,660
Oregon City School District No. 62, OR, 5.00%, 6/15/36	2,570	2,913,797
Puerto Rico:
5.625%, 7/1/27	4,200	4,323,225
5.625%, 7/1/29	2,000	2,110,523
Texas:
4.00%, 5/15/45	3,660	3,269,005
(AMT), 5.00%, 8/1/27	4,380	4,385,694
		$ 67,485,174
Hospital — 6.5%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,500,806
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	2,000	1,832,254
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,397,452
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,289,097
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,003,562
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,066,099
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	400,174
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/25	475	475,000
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,240	3,239,955
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,695,889
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	$2,000	$ 1,998,062
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,024,159
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,227,294
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	1,575	1,579,314
		$ 32,729,117
Housing — 9.3%
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	$1,270	$ 1,123,719
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,795,630
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,924,051
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.95%, 7/1/47(1)	2,800	2,800,000
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,499,207
3.75%, 4/1/27	2,095	2,094,894
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,031	928,727
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,009	1,842,744
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,722,895
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,956,466
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,999,977
North Carolina Housing Finance Agency, (Liq: TD Bank, N.A.), 3.95%, 1/1/50(1)	6,000	6,000,000
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,545	1,434,136
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,858,203
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,500	3,407,317
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,269

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	$1,000	$ 1,001,370
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	3,200	3,221,530
		$ 46,708,135
Industrial Development Revenue — 5.3%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 483,348
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,287,221
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	1,500	1,500,195
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,016,071
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,878,031
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,442,366
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	959,274
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,002,314
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,044,750
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(5)	860	826,137
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	408,187
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,855,667
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,016,099
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,524,809
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	$1,000	$ 995,590
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,045,198
		$ 26,285,257
Insured - Electric Utilities — 0.1%
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/25	$300	$ 300,000
		$ 300,000
Insured - General Obligations — 0.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 253,104
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,260	1,031,004
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,025,258
		$ 4,309,366
Insured - Special Tax Revenue — 0.9%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/36	$1,650	$ 1,723,936
(AG), 5.00%, 6/1/38	1,650	1,702,997
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	415	453,144
Garden State Preservation Trust, NJ, (AG), 5.75%, 11/1/28	825	867,294
		$ 4,747,371
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.00%, 1/1/27	$815	$ 835,553
(AG), (AMT), 5.00%, 1/1/28	1,000	1,040,804
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,380,234
		$ 5,256,591
Insured - Water and Sewer — 0.1%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 673,247
		$ 673,247

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.1%
Golden, CO:
5.00%, 12/1/37	$1,100	$ 1,200,398
5.00%, 12/1/39	1,400	1,497,535
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	603,734
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,284
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,020,055
5.00%, 6/15/33	2,500	2,771,502
		$ 10,526,508
Other Revenue — 7.0%
Black Belt Energy Gas District, AL:
2.29%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,940,399
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,725,002
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,110,210
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	880	909,686
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,298,992
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	468,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,025	1,045,649
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,645,000
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,635,420
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,894,488
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.921%, (67% of SOFR + 1.00%), 12/1/52(2)	7,500	7,489,957
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	120	120,037
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.713%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,845	1,846,281
		$ 35,129,121
Senior Living/Life Care — 1.6%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,650	$ 2,480,543
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.62%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	435	432,167
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	$1,590	$ 1,591,992
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,068,531
5.00%, 1/1/30	1,265	1,279,808
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	170,040
		$ 8,023,081
Special Tax Revenue — 9.7%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(5)	$200	$ 193,871
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	340,222
1.15%, 7/1/27	750	714,262
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,660	5,664,310
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,529,805
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,170,179
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,006,033
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/47	4,565	4,590,856
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	3,225	3,282,217
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	280	282,408
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/36	5,000	4,987,630
5.00%, 11/1/33	1,400	1,584,113
(SPA: Barclays Bank PLC), 3.90%, 8/1/39(1)	3,000	3,000,000
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,359,100
Public Building Authority of Blount County, TN, (SPA: Bank of America, N.A.), 3.70%, 6/1/34(1)	1,025	1,025,000
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,206,177
4.50%, 7/1/34	5,185	5,184,794
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	121,253
Triborough Bridge and Tunnel Authority, NY, 5.00%, 12/1/39	2,190	2,360,566
		$ 48,602,796

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,651,074
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	1,013,971
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/29	2,000	2,090,808
		$ 4,755,853
Transportation — 15.4%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,044,293
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.22%, (SIFMA + 0.30%), 4/1/56(2)	5,000	4,885,071
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,005,409
(AMT), 5.00%, 10/1/30	2,480	2,485,970
Charleston County Airport District, SC:
5.00%, 7/1/39	750	804,810
5.00%, 7/1/40	700	745,140
5.00%, 7/1/42	755	787,089
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/41	2,000	2,098,630
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,190,472
(AMT), 5.25%, 11/15/26	1,000	1,027,893
(AMT), 5.25%, 11/15/27	1,100	1,150,746
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,648,230
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,167,720
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,049,613
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,890	4,838,064
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,385,757
(AMT), 5.00%, 10/1/29	2,000	2,066,036
(AMT), 5.00%, 10/1/32	6,360	6,436,899
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,143,711
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,960,403
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,631,267
(AMT), 5.00%, 7/1/28	4,800	5,038,144
Port Authority of New York and New Jersey:
5.00%, 1/15/33	1,800	2,043,317
(AMT), 5.00%, 11/15/32	1,500	1,525,357
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	$2,000	$ 2,035,527
(AMT), 5.00%, 4/1/40	5,000	5,000,356
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,544,402
(AMT), 5.00%, 7/1/32	2,225	2,270,481
		$ 77,010,807
Water and Sewer — 5.8%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/35	$2,000	$ 2,011,491
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	1,805	1,796,341
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/32	145	164,388
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	2,750	3,084,378
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36	1,500	1,692,585
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/45	7,000	6,259,821
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	2,705	2,697,563
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
3.90%, 6/15/33(1)	2,750	2,750,000
5.00%, 6/15/35	3,050	3,064,272
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.95%, 5/1/54(1)	1,250	1,250,000
St. Lucie County, FL, 5.00%, 10/1/40	4,035	4,345,060
		$ 29,115,899
Total Tax-Exempt Municipal Obligations (identified cost $464,954,868)		$463,044,505

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(5)	$500	$ 518,105
University of California, 4.39%, 7/1/41(7)	1,355	1,355,000
		$ 1,873,105

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
South Carolina Public Service Authority, 4.71%, 12/1/28	$2,000	$ 2,026,261
		$ 2,026,261
General Obligations — 1.1%
Beverly Hills Unified School District, CA, 2.06%, 8/1/25	$1,135	$ 1,133,032
California, 7.50%, 4/1/34(8)	2,500	2,903,009
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	691,450
Homewood, AL, 2.00%, 9/1/26	625	610,904
Nashua, NH, 1.40%, 1/15/33	375	303,789
		$ 5,642,184
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 812,523
		$ 812,523
Housing — 0.8%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.35%, 11/1/55(7)	$2,330	$ 2,330,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.35%, 1/1/47(7)	1,750	1,750,000
		$ 4,080,000
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 339,196
		$ 339,196
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$2,035	$ 1,966,639
		$ 1,966,639
Senior Living/Life Care — 0.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$75	$ 73,508
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	351,673
		$ 425,181
Special Tax Revenue — 0.6%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,173,245
		$ 3,173,245
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 376,394
		$ 376,394
Transportation — 1.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,361,273
		$ 7,361,273
Total Taxable Municipal Obligations (identified cost $28,511,648)		$ 28,076,001
Total Investments — 98.9% (identified cost $497,291,516)		$495,065,749
Other Assets, Less Liabilities — 1.1%		$ 5,624,578
Net Assets — 100.0%		$500,690,327
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	When-issued security.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $4,869,980 or 1.0% of the Fund's net assets.
(6)	Security is in default and making only partial interest payments.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At June 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.6%
Others, representing less than 10% individually	87.5%

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 3.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.

FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,945,243	$ —	$ 3,945,243
Tax-Exempt Municipal Obligations	—	463,044,505	—	463,044,505
Taxable Municipal Obligations	—	28,076,001	—	28,076,001
Total Investments	$ —	$495,065,749	$ —	$495,065,749
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.